Consolidated Statement of Cash Flows	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit/(loss) before income tax	RM (5,655,686)	$ (1,392,682)	RM (5,650,449)	RM 9,793,147
Adjustments for:
Depreciation of plant and equipment	2,288,209	563,460	581,489	204,739
Plant and equipment written off			32,779
Amortization of right-of-use assets	333,115	82,028	190,487	118,444
Extinguishment of right-of-use asset and lease liabilities			(3,189)	(4,692)
Imputed interest of lease liabilities	41,076	10,115	24,391	9,066
Allowance for expected credit losses on trade receivables	2,563,722	631,303	552,876
Reversal of allowance for expected credit losses on trade receivables	(901,158)	(221,905)
Impairment loss on contract asset			2,372,132	296,776
Reversal of impairment loss on contract asset	(2,668,908)	(657,205)
Discount on convertible securities	1,648,057	405,825
Interest income	(239,943)	(59,085)	(102,605)	(47,255)
Finance cost	3,685,044	907,423	2,042,206	1,492,507
Unrealized foreign exchange (gains)/losses	(230,954)	(56,871)	(79,344)	3,375
Operating profit/(loss) before changes in working capital	862,574	212,406	(39,227)	11,866,107
Changes in operating assets and liabilities:
Contract assets	(6,223,538)	(1,532,514)	16,073,326	(33,005,996)
Trade receivables	(1,309,234)	(322,392)	(5,924,090)	(11,922,137)
Inventories	591,489	145,651	(1,185,472)	(275,996)
Other receivables and prepayment	(4,485,800)	(1,104,605)	(8,586,750)	(2,675,098)
Contract liabilities				(806,058)
Trade payables	(9,081,554)	(2,236,285)	(11,022,059)	19,827,253
Other payables and accrued liabilities	(20,040,494)	(4,934,867)	6,527,265	1,046,105
Cash flows used in operations	(39,686,557)	(9,772,606)	(4,157,007)	(15,945,820)
Income tax paid	(1,348,261)	(332,002)	(1,970,670)	(1,238,519)
Net cash used in operating activities	(41,034,818)	(10,104,608)	(6,127,677)	(17,184,339)
Investing activities
Interest income	239,943	59,085	102,605	47,255
Purchase of plant and equipment	(826,333)	(203,480)	(1,262,620)	(1,455,262)
Subscription of shares in an associate	(1,923,775)	(473,720)
Deposit pledged with licensed banks	(5,415,627)	(1,333,570)	(4,218,720)	(2,878,752)
Net cash used in investing activities	(7,925,792)	(1,951,685)	(5,378,735)	(4,286,759)
Financing activities
Proceeds from issuance of shares			7,355,973
Proceeds from issuance of convertible securities	84,895,915	20,905,175
Interest paid	(4,920,197)	(1,211,573)	(2,042,206)	(1,492,507)
Repayment of lease liabilities	(362,000)	(89,141)	(205,000)	(126,000)
Amount due (to)/from related parties	1,937,796	477,172	194,818	(2,749,137)
Proceeds from bank borrowings	28,727,900	7,074,095	8,615,141	20,327,604
Net cash provided by financing activities	110,279,414	27,155,728	13,918,726	15,959,960
Net (decrease)/increase in cash and cash equivalents	61,318,804	15,099,435	2,412,314	(5,511,138)
Cash and cash equivalents at beginning of year	4,563,108	1,123,642	1,945,602	7,455,953
Effect of exchange rate changes	333,944	82,232	205,192	787
Cash and cash equivalents at end of year	RM 66,215,856	$ 16,305,309	RM 4,563,108	RM 1,945,602